Administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Staff costs(a)	47.5	45.7	90.6	82.4
Professional fees	10.0	14.6	21.3	27.2
Facilities, short-term rental and upkeep	8.2	8.1	16.5	16.5
Travel costs	2.9	3.1	5.5	6.0
Depreciation	2.2	2.7	4.9	5.4
Net loss allowance/(reversal of loss allowance) on trade receivables	1.4	(2.4)	1.8	2.2
Amortization	0.9	1.1	1.7	2.1
Operating taxes	0.5	0.2	0.6	0.7
Business combination costs	0.3	0.1	1.2	0.3
Impairment of goodwill	—	—	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables(b)	(0.5)	2.8	(12.9)	10.9
Net gain on disposal of property, plant and equipment and right-of-use assets	(2.2)	(1.9)	(1.0)	(2.3)
Other	6.1	7.3	10.6	13.3
	77.3	81.4	140.8	252.6

(a)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. Costs for the comparative periods are re-presented on this basis.
(b)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities.